CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	$ 101	$ 0	$ 0
Unrealized (loss) gain on available-for-sale securities, tax benefit	$ 25	$ 0	$ 0